UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TPG Capital, L.P.
Address:  301 Commerce Street, Suite 3300
          Fort Worth, TX 76102

Form  13F  File  Number:  28-13396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald Cami
Title:    General Counsel
Phone:    (817) 871-4000

   Signature, Place, and Date of Signing:

___________________________    Fort Worth, Texas            November 14, 2011

*TPG Capital, L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated rows, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $3,958,676
                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE



Name of                           Title of       CUSIP      Value      Shares /    Sh/  Put/  Investment   Other
Issuer                              Class       Number     (x$1000)     Prn Amt    Prn  Call  Discretion  Managers

Agria Corp.                     Sponsored ADR  00850H103      5,406     4,325,000  Sh         Defined*
Amyris Inc.                     Com            03236M101     66,065     3,262,450  Sh         Defined*
Armstrong World Inds. Inc. New  Com            04247X102    257,922     7,489,020  Sh         Defined*
Biocryst Pharmaceuticals        Com            09058V103      3,208     1,162,269  Sh         Defined*
CIT Group Inc.                  Com New        125581801     24,841       817,959  Sh         Defined*
Freescale Semiconductor Hldg.   Shs Old        G3727Q101  2,163,390   196,136,895  Sh         Other*
Genomic Health Inc.             Com            37244C101     30,998     1,410,273  Sh         Defined*
Graphic  Packaging  Hldg.  Co.  Com            388689101    455,948   132,158,875  Sh         Defined*
LPL Invt. Hldgs. Inc.           Com            50213H100    869,623    34,210,185  Sh         Defined*
Schiff Nutrition Intl. Inc.     Com            806693107     81,276     7,335,345  Sh         Defined*





Name of                         Voting Authority
Issuer                                Sole          Shared     None

Agria Corp.                            4,325,000            0     0
Amyris Inc.                            3,262,450            0     0
Armstrong World Inds. Inc. New         7,489,020            0     0
Biocryst Pharmaceuticals               1,162,269            0     0
CIT Group Inc.                           817,959            0     0
Freescale Semiconductor Hldg.                  0  196,136,895     0
Genomic Health Inc.                    1,410,273            0     0
Graphic  Packaging  Hldg.  Co.       132,158,875            0     0
LPL Invt. Hldgs. Inc.                 34,210,185            0     0
Schiff Nutrition Intl. Inc.            7,335,345            0     0

